Analysis of operating revenues and segmental analysis - Reportable segment information (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€) aircraft	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Reportable segment information
Number of aircraft | aircraft		471
External revenues		€ 7,697.4		€ 7,151.0		€ 6,647.8
Profit for the year	$ 885.0	885.0	$ 1,450.2	1,450.2	$ 1,315.9	1,315.9
Reportable segment profit after income tax		885.0		1,450.2		1,315.9
Depreciation		(640.5)		(561.0)		(497.5)
Finance expense		(59.1)		(60.1)		(67.2)
Finance income		3.7		2.0		4.2
Capital expenditure (purchase of property, plant and equipment)	(1,546.7)	(1,546.7)	$ (1,470.6)	(1,470.6)	$ (1,449.8)	(1,449.8)
Reportable segment assets		13,250.7		12,361.8		11,989.7
Reportable segment liabilities		€ 8,035.8		€ 7,892.9		€ 7,566.7
Boeing 737-800 aircraft
Reportable segment information
Number of aircraft | aircraft		455
Airbus A320 aircraft
Reportable segment information
Number of aircraft | aircraft		16
LaudaMotion
Reportable segment information
External revenues | $	$ 134.5
Reportable segment profit after income tax		€ 139.5
Intersegment eliminations
Reportable segment information
External revenues		€ 0.0